Notes Payable to Major Stockholder	12 Months Ended
Mar. 31, 2017
Notes Payable to Major Stockholder [Abstract]
Notes Payable to Major Stockholder

Note 5 — Notes Payable to Major Stockholder

As of March 31, 2017 and 2016, the Company had the following outstanding notes payable to Trinad Capital Master Fund (“Trinad Capital”), a fund wholly owned by Mr. Ellin, the Company’s Chairman (formerly with the title Executive Chairman), Chief Executive Officer (formerly with the title President) and majority stockholder, for both short and long term working capital requirements:

	March 31, 2017	March 31, 2016
(A) First Senior Note	$—	$1,000,000
(B) Second Senior Note	—	1,784,000
(C) 6% Unsecured Convertible Note	3,603,446	—
Total	$3,603,446	$2,784,000

 (A) First Senior Note — Trinad Capital Master Fund

On December 31, 2014, the Company entered into a senior convertible promissory note (the “First Senior Note”) with Trinad Capital allowing for advances up to a maximum loan amount of $1,000,000, plus interest at the rate of 6% per annum on the unpaid principal amount of outstanding advances.

At the time the First Senior Note was made, Trinad Capital advanced $700,000 to the Company and had accrued $70,151 in unpaid interest. Pursuant to the terms of the Senior Note, all outstanding unpaid principal and accrued interest was originally due and payable on June 30, 2016 or such later date as Trinad Capital may agree to in writing unless, prior to such date, the First Senior Note has been repaid in full or Trinad Capital elects to convert all or any portion of the then-outstanding loan balance into common stock of the Company in connection with the Company consummating an equity financing in excess of $5,000,000 or greater as set forth in the terms of the First Senior Note. Subsequent to the making of the First Senior Note:

•         On January 27, 2015, the Company and Trinad Capital entered into an amendment to the First Senior Note, effective as of December 31, 2014, pursuant to which: (1) the term of the First Senior Note was extended to June 30, 2016 and (2) the conversion price for conversion of the unpaid balance and interest outstanding in connection with an equity financing was amended to be the price per share equal to the average price per share paid by investors in such equity financing;

•         On February 5, 2015, the Company and Trinad Capital amended and restated the First Senior Note, effective as of December 31, 2014, to eliminate the convertibility feature of the note was eliminated in its entirety; and

•         On April 21, 2016, the First Senior Note was further amended to extend its maturity date to June 30, 2017, or such later date as Trinad Capital may agree to in writing. For extending the due date of the First Senior Note to June 30, 2017, the Company issued to Trinad Capital warrants to purchase 1,144,986 shares of its common stock, with an exercise price of $0.005 per share and expiration date of April 21, 2020. During the fiscal year ended March 31, 2017, these warrants were fully exercised. The aggregate fair value of the 1,144,986 warrants were valued at $567,282 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.30%; dividend yield of 0%; volatility rate of 100%; and an expected life of four years (statutory term). The maturity date extension was considered to be a debt restructuring that is accounted for as a debt extinguishment. Therefore, the value of the warrants was expensed as of April 21, 2016.

As of March 31, 2016, $1,000,000 of principal was outstanding under the First Senior Note and accrued interest $140,555 is reflected on the consolidated balance sheet as accrued interest payable, related party as of March 31, 2016. On February 21, 2017, aggregate principal and accrued interest of $1,197,897 due under this note was exchanged into a convertible note discussed in (C) below.

(B) Second Senior Note — Trinad Capital Master Fund

On April 8, 2015, the Company entered into a second senior promissory note (the “Second Senior Note”) with Trinad Capital in the amount of $195,500. The Second Senior Note bears interest at the rate of eight percent (8%) per annum and all outstanding unpaid principal and accrued interest is due and payable on June 30, 2016 or such later date as Trinad Capital may agree to in writing, unless prior to such date this note has been prepaid in full. During the year ended March 31, 2016, Trinad Capital made advances to the Company totaling $1,784,000. Subsequent to the making of the Second Senior Note:

•         On July 10, 2015, the Second Senior Note was amended and restated to increase the principal amount from $195,500 to the lesser of (i) $1,000,000 (the “Maximum Advance Amount”), or (ii) the aggregate unpaid principal amount of the advances;

•         On November 23, 2015, Second Senior Note was amended the Second Senior Note to increase the Maximum Advance Amount to $2,000,000; and

•         On April 26, 2016, the Second Senior Note was amended to increase the Maximum Advance Amount to $3,000,000 and to extend the maturity date to June 30, 2017 or such later date as Trinad Capital may agree to in writing. For extending the due date of the Second Senior Note to June 30, 2017, the Company issued to Trinad Capital warrants to purchase 2,207,768 shares of its common stock, with an exercise price of $0.005 per share and expiration date of April 21, 2020. During the fiscal year ended March 31, 2017, these warrants were fully exercised. The aggregate fair value of the 2,207,768 warrants issued upon extension of the note were valued at $1,093,832 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.30%; dividend yield of 0%; volatility rate of 100%; and an expected life of four years (statutory term). The maturity date extension was considered to be a debt restructuring that is accounted for as a debt extinguishment. Therefore, the value of the warrants was expensed as of April 21, 2016.

The amount due to Trinad Capital under the Second Senior Note was $1,784,000 at March 31, 2016. During the year ended March 31, 2017, Trinad Capital made additional advances to the Company under the Second Senior Note totaling $820,100. The Company also made repayments of the Second Senior Note totaling $450,000 during year ended March 31, 2017. As of February 21, 2016, $2,154,100 of principal was outstanding under the Second Senior Note. Accrued interest of $87,048 is reflected on the balance sheet as accrued interest payable, related party as of March 31, 2016. On February 21, 2017, aggregate principal and accrued interest of $2,383,180 due under this note was exchanged into a convertible note discussed in (C) below.

C) 6% Unsecured Convertible Note — Trinad Capital Master Fund

On February 21, 2017, the Company issued a 6% unsecured convertible note payable to Trinad Capital to convert aggregate principal and interest of $3,581,077 under the First and Second Senior Notes with Trinad Capital discussed above. This convertible note is due on March 31, 2018. Before its maturity, the noteholder shall in its sole discretion have the option to convert all outstanding principal and interest into the Company’s common stock at a conversion price per share based upon the Company’s current valuation, as determined by the board of directors. Additionally, if the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, the noteholder will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, Trinad Capital received 1,790,539 warrants to purchase shares of the Company’s common stock at an exercise price of $0.01 per share. The warrants were exercised on February 28, 2017. The conversion of the First and Second Senior Notes into an unsecured convertible note and warrants was considered to be a debt restructuring that is accounted for as a debt extinguishment. The aggregate relative fair value of the 1,790,539 warrants issued to the noteholder was determined to be $1,624,474 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.50%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). As of February 21, 2016, the effective conversion price was $0.91, and the market price of the shares on the date of conversion was approximately $1.67 per share. As such, the Company recognized a beneficial conversion feature of $1,624,474. The relative fair value of the warrants and the note’s beneficial conversion feature totaling $3,248,948 was expensed as of March 31, 2017. At March 31, 2017, the balance of the note and accrued interest were $3,581,077 and $22,369, respectively.